Investments (Tables)	12 Months Ended
Mar. 31, 2026
Summary of Long Term Investments

The Company’s long-term investments consist of the following:

	As of March 31,
	2025	2026
	RMB	RMB
Available-for-sale debt securities
Jimi	5,459	3,632
iSNOB	—	—
Juesekuangxiang	—	—
Jiangxi Chengqianqihou	—	—
Others	2,296	1,936
	7,755	5,568
Equity securities without readily determinable fair value
Target Company	—	100,000
	—	100,000
Equity method investments
Jiaxing Neixiangyoupan Equity investment Fund Partnership (limited partnership) (“Neixiangyoupan”)	25,417	24,455
Hangzhou Chengqianqihou Food Supply Chain Co., Ltd. (“Hangzhou Chengqianqihou”)	8,750	8,743
Ruisha Technology	—	16,546
Others	8,049	9,696
	42,216	59,440
Total	49,971	165,008

Schedule of Available-for-sale Debt Securities

The following table summarizes, by major security type, the Company’s available-for-sale debt securities as of March 31, 2025 and 2026:

	As of March 31,
	2025	2026
	RMB	RMB
Cost	8,459	8,459
Unrealized losses, including foreign exchange adjustment	(704)	(783)
Impairment losses	—	(2,108)
Fair Value	7,755	5,568